Capitalized Software, Net (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Summary of Capitalized Software, Net
Capitalized software, net consists of the following:

	December 31, 2022	December 31, 2021
Website costs	$4,142	$3,571
Development in process	3,277	2,294
Less: Accumulated amortization	(2,346)	(1,311)

Capitalized software, net	$5,073	$4,554